Distribution Date:	04/17/23	Benchmark 2021-B26 Mortgage Trust
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2021-B26
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			Michael Tilden		michael_a_tilden@keybank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	9-13		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	14-15		500 North Central Expressway,	Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Asset Management LLC
Principal Prepayment Detail	18		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		BMARK 2021-B26 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trust Directing Holder	ES Ventures Holding, Inc.
Interest Shortfall Detail - Collateral Level	27
			CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
Supplemental Notes	28
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		Loan-Specific Directing	Prima Mortgage Investment Trust, LLC c/o Prima Capital Advisors
		Holder	LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163EAY1	0.747000%	3,919,000.00	3,292,133.29	52,531.29	2,049.35	0.00	0.00	54,580.64	3,239,602.00	30.02%	30.00%
A-2	08163EAZ8	1.957000%	41,799,000.00	41,799,000.00	0.00	68,167.20	0.00	0.00	68,167.20	41,799,000.00	30.02%	30.00%
A-SB	08163EBB0	2.256000%	5,941,000.00	5,941,000.00	0.00	11,169.08	0.00	0.00	11,169.08	5,941,000.00	30.02%	30.00%
A-3	08163EBA2	2.391000%	145,456,000.00	145,456,000.00	0.00	289,821.08	0.00	0.00	289,821.08	145,456,000.00	30.02%	30.00%
A-4	08163EBC8	2.295000%	143,600,000.00	143,600,000.00	0.00	274,635.00	0.00	0.00	274,635.00	143,600,000.00	30.02%	30.00%
A-5	08163EBD6	2.613000%	313,195,000.00	313,195,000.00	0.00	681,982.11	0.00	0.00	681,982.11	313,195,000.00	30.02%	30.00%
A-M	08163EBF1	2.825000%	84,074,000.00	84,074,000.00	0.00	197,924.21	0.00	0.00	197,924.21	84,074,000.00	21.02%	21.00%
B	08163EBG9	2.688363%	39,702,000.00	39,702,000.00	0.00	88,944.50	0.00	0.00	88,944.50	39,702,000.00	16.76%	16.75%
C	08163EBH7	2.987113%	42,037,000.00	42,037,000.00	0.00	104,641.07	0.00	0.00	104,641.07	42,037,000.00	12.26%	12.25%
D	08163EAH8	2.000000%	29,193,000.00	29,193,000.00	0.00	48,655.00	0.00	0.00	48,655.00	29,193,000.00	9.13%	9.13%
E	08163EBL8	2.000000%	23,353,000.00	23,353,000.00	0.00	38,921.67	0.00	0.00	38,921.67	23,353,000.00	6.63%	6.63%
F	08163EAL9	1.980863%	19,851,000.00	19,851,000.00	0.00	32,768.43	0.00	0.00	32,768.43	19,851,000.00	4.50%	4.50%
G	08163EAN5	1.980863%	9,342,000.00	9,342,000.00	0.00	15,421.02	0.00	0.00	15,421.02	9,342,000.00	3.50%	3.50%
H	08163EBM6	1.980863%	9,342,000.00	9,342,000.00	0.00	15,421.02	0.00	0.00	15,421.02	9,342,000.00	2.50%	2.50%
J*	08163EAQ8	1.980863%	23,353,961.00	23,353,961.00	0.00	38,550.84	0.00	0.00	38,550.84	23,353,961.00	0.00%	0.00%
VRR Interest	08163EAV7	3.480863%	49,166,209.00	49,133,216.02	2,764.81	142,521.67	0.00	0.00	145,286.48	49,130,451.21	0.00%	0.00%
S	08163EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			983,324,170.00	982,664,310.31	55,296.10	2,051,593.25	0.00	0.00	2,106,889.35	982,609,014.21

X-A	08163EBE4	0.997809%	737,984,000.00	737,357,133.29	0.00	613,118.09	0.00	0.00	613,118.09	737,304,602.00
X-B	08163EBJ3	0.638858%	81,739,000.00	81,739,000.00	0.00	43,516.34	0.00	0.00	43,516.34	81,739,000.00
X-D	08163EAX3	1.480863%	52,546,000.00	52,546,000.00	0.00	64,844.53	0.00	0.00	64,844.53	52,546,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163EAB1	1.500000%	19,851,000.00	19,851,000.00	0.00	24,813.75	0.00	0.00	24,813.75	19,851,000.00
X-G	08163EAD7	1.500000%	9,342,000.00	9,342,000.00	0.00	11,677.50	0.00	0.00	11,677.50	9,342,000.00
X-H	08163EAF2	1.500000%	32,695,961.00	32,695,961.00	0.00	40,869.95	0.00	0.00	40,869.95	32,695,961.00
Notional SubTotal			934,157,961.00	933,531,094.29	0.00	798,840.16	0.00	0.00	798,840.16	933,478,563.00

Deal Distribution Total					55,296.10	2,850,433.41	0.00	0.00	2,905,729.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163EAY1	840.04421791	13.40425874	0.52292677	0.00000000	0.00000000	0.00000000	0.00000000	13.92718551	826.63995917
A-2	08163EAZ8	1,000.00000000	0.00000000	1.63083327	0.00000000	0.00000000	0.00000000	0.00000000	1.63083327	1,000.00000000
A-SB	08163EBB0	1,000.00000000	0.00000000	1.88000000	0.00000000	0.00000000	0.00000000	0.00000000	1.88000000	1,000.00000000
A-3	08163EBA2	1,000.00000000	0.00000000	1.99250000	0.00000000	0.00000000	0.00000000	0.00000000	1.99250000	1,000.00000000
A-4	08163EBC8	1,000.00000000	0.00000000	1.91250000	0.00000000	0.00000000	0.00000000	0.00000000	1.91250000	1,000.00000000
A-5	08163EBD6	1,000.00000000	0.00000000	2.17749999	0.00000000	0.00000000	0.00000000	0.00000000	2.17749999	1,000.00000000
A-M	08163EBF1	1,000.00000000	0.00000000	2.35416669	0.00000000	0.00000000	0.00000000	0.00000000	2.35416669	1,000.00000000
B	08163EBG9	1,000.00000000	0.00000000	2.24030276	0.00000000	0.00000000	0.00000000	0.00000000	2.24030276	1,000.00000000
C	08163EBH7	1,000.00000000	0.00000000	2.48926113	0.00000000	0.00000000	0.00000000	0.00000000	2.48926113	1,000.00000000
D	08163EAH8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08163EBL8	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000
F	08163EAL9	1,000.00000000	0.00000000	1.65071936	0.00000000	0.00000000	0.00000000	0.00000000	1.65071936	1,000.00000000
G	08163EAN5	1,000.00000000	0.00000000	1.65071933	0.00000000	0.00000000	0.00000000	0.00000000	1.65071933	1,000.00000000
H	08163EBM6	1,000.00000000	0.00000000	1.65071933	0.00000000	0.00000000	0.00000000	0.00000000	1.65071933	1,000.00000000
J	08163EAQ8	1,000.00000000	0.00000000	1.65071955	0.00000000	0.00000000	0.00000000	0.00000000	1.65071955	1,000.00000000
VRR Interest	08163EAV7	999.32895009	0.05623395	2.89877281	0.00000000	0.00000000	0.00000000	0.00000000	2.95500676	999.27271615
S	08163EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163EBE4	999.15056870	0.00000000	0.83080133	0.00000000	0.00000000	0.00000000	0.00000000	0.83080133	999.07938654
X-B	08163EBJ3	1,000.00000000	0.00000000	0.53238160	0.00000000	0.00000000	0.00000000	0.00000000	0.53238160	1,000.00000000
X-D	08163EAX3	1,000.00000000	0.00000000	1.23405264	0.00000000	0.00000000	0.00000000	0.00000000	1.23405264	1,000.00000000
X-F	08163EAB1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08163EAD7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163EAF2	1,000.00000000	0.00000000	1.24999996	0.00000000	0.00000000	0.00000000	0.00000000	1.24999996	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/23 - 03/30/23	30	0.00	2,049.35	0.00	2,049.35	0.00	0.00	0.00	2,049.35	0.00
A-2	03/01/23 - 03/30/23	30	0.00	68,167.20	0.00	68,167.20	0.00	0.00	0.00	68,167.20	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	11,169.08	0.00	11,169.08	0.00	0.00	0.00	11,169.08	0.00
A-3	03/01/23 - 03/30/23	30	0.00	289,821.08	0.00	289,821.08	0.00	0.00	0.00	289,821.08	0.00
A-4	03/01/23 - 03/30/23	30	0.00	274,635.00	0.00	274,635.00	0.00	0.00	0.00	274,635.00	0.00
A-5	03/01/23 - 03/30/23	30	0.00	681,982.11	0.00	681,982.11	0.00	0.00	0.00	681,982.11	0.00
X-A	03/01/23 - 03/30/23	30	0.00	613,118.09	0.00	613,118.09	0.00	0.00	0.00	613,118.09	0.00
X-B	03/01/23 - 03/30/23	30	0.00	43,516.34	0.00	43,516.34	0.00	0.00	0.00	43,516.34	0.00
X-D	03/01/23 - 03/30/23	30	0.00	64,844.53	0.00	64,844.53	0.00	0.00	0.00	64,844.53	0.00
X-F	03/01/23 - 03/30/23	30	0.00	24,813.75	0.00	24,813.75	0.00	0.00	0.00	24,813.75	0.00
X-G	03/01/23 - 03/30/23	30	0.00	11,677.50	0.00	11,677.50	0.00	0.00	0.00	11,677.50	0.00
X-H	03/01/23 - 03/30/23	30	0.00	40,869.95	0.00	40,869.95	0.00	0.00	0.00	40,869.95	0.00
A-M	03/01/23 - 03/30/23	30	0.00	197,924.21	0.00	197,924.21	0.00	0.00	0.00	197,924.21	0.00
B	03/01/23 - 03/30/23	30	0.00	88,944.50	0.00	88,944.50	0.00	0.00	0.00	88,944.50	0.00
C	03/01/23 - 03/30/23	30	0.00	104,641.07	0.00	104,641.07	0.00	0.00	0.00	104,641.07	0.00
D	03/01/23 - 03/30/23	30	0.00	48,655.00	0.00	48,655.00	0.00	0.00	0.00	48,655.00	0.00
E	03/01/23 - 03/30/23	30	0.00	38,921.67	0.00	38,921.67	0.00	0.00	0.00	38,921.67	0.00
F	03/01/23 - 03/30/23	30	0.00	32,768.43	0.00	32,768.43	0.00	0.00	0.00	32,768.43	0.00
G	03/01/23 - 03/30/23	30	0.00	15,421.02	0.00	15,421.02	0.00	0.00	0.00	15,421.02	0.00
H	03/01/23 - 03/30/23	30	0.00	15,421.02	0.00	15,421.02	0.00	0.00	0.00	15,421.02	0.00
J	03/01/23 - 03/30/23	30	0.00	38,550.84	0.00	38,550.84	0.00	0.00	0.00	38,550.84	0.00
VRR Interest	03/01/23 - 03/30/23	30	0.00	142,521.67	0.00	142,521.67	0.00	0.00	0.00	142,521.67	0.00
Totals			0.00	2,850,433.41	0.00	2,850,433.41	0.00	0.00	0.00	2,850,433.41	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,905,729.51	Beginning Reserve Account Balance	0.00
Non-VRR Aggregate Available Funds	2,760,443.04	Deposit Amount	0.00
VRR Aggregate Available Funds	145,286.48	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,865,685.50	Master Servicing Fee	6,925.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,414.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	423.09
ARD Interest	0.00	Operating Advisor Fee	1,489.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,865,685.50	Total Fees	15,252.07

Principal		Expenses/Reimbursements
Scheduled Principal	55,296.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	55,296.10	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,850,433.41
Borrower Option Extension Fees	0.00	Principal Distribution	55,296.10
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,905,729.51
Total Funds Collected	2,920,981.60	Total Funds Distributed	2,920,981.58
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	982,664,311.19	982,664,311.19	Beginning Certificate Balance	982,664,310.31
(-) Scheduled Principal Collections	55,296.10	55,296.10	(-) Principal Distributions	55,296.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	982,609,015.09	982,609,015.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	982,664,311.19	982,664,311.19	Ending Certificate Balance	982,609,014.21
Ending Actual Collateral Balance	982,609,015.09	982,609,015.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.88)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.88)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	8	45,041,633.50	4.58%	97	3.9103	2.488972	1.49 or less	5	83,813,233.50	8.53%	75	3.4153	1.334356
7,500,000 to 14,999,999		11	134,855,000.00	13.72%	96	3.6715	2.258894	1.50 to 1.74	4	72,400,000.00	7.37%	91	3.4941	1.569227
15,000,000 to 24,999,999		10	199,249,520.00	20.28%	80	3.3888	2.362657	1.75 to 2.49	15	500,102,320.71	50.90%	81	3.2765	2.235165
25,000,000 to 49,999,999		10	355,462,861.59	36.18%	90	3.4823	2.653380	2.50 to 3.49	14	262,846,710.88	26.75%	97	3.5448	2.870621
	50,000,000 or greater	3	248,000,000.00	25.24%	78	2.9976	2.214355	3.50 and greater	4	63,446,750.00	6.46%	93	3.4379	4.445201
	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	7,535,512.20	0.77%	66	3.3363	2.267012	Totals	127	982,609,015.09	100.00%	86	3.3866	2.421947
Arizona	1	6,597,150.00	0.67%	97	3.8800	2.790000
									Property Type³
Arkansas	3	2,161,251.45	0.22%	61	3.3300	2.140000
California	6	180,800,278.00	18.40%	92	3.3029	2.099386		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	25,000,000.00	2.54%	97	3.3300	2.640000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	69,138,406.82	7.04%	97	3.5493	2.465047	Industrial	47	260,380,730.04	26.50%	79	3.2466	2.302267
Georgia	24	60,770,164.95	6.18%	81	3.1571	2.915411	Lodging	1	20,000,000.00	2.04%	83	3.1390	4.670000
Illinois	1	3,214,011.17	0.33%	97	3.3750	3.050000	Mixed Use	1	16,000,000.00	1.63%	97	3.3910	2.970000
Kentucky	11	13,311,344.17	1.35%	61	3.3300	2.140000	Multi-Family	12	86,500,000.00	8.80%	82	3.8864	1.767306
Louisiana	2	3,142,894.82	0.32%	97	3.3750	3.050000	Office	18	412,834,162.87	42.01%	88	3.2919	2.206395
Michigan	1	10,694,051.00	1.09%	61	3.7720	2.160000	Other	1	13,200,000.00	1.34%	96	4.2300	1.640000
Mississippi	3	2,431,407.88	0.25%	61	3.3300	2.140000	Retail	38	112,385,722.22	11.44%	90	3.4337	3.295818
New Mexico	2	7,000,000.00	0.71%	97	3.8000	2.830000	Self Storage	9	61,308,400.00	6.24%	97	3.7250	3.187209
New York	19	244,050,000.00	24.84%	86	3.6796	2.334700	Totals	127	982,609,015.09	100.00%	86	3.3866	2.421947
North Carolina	1	6,800,000.00	0.69%	97	3.6600	3.300000
Ohio	4	14,878,805.66	1.51%	67	3.6281	2.317319
Oklahoma	1	2,369,905.00	0.24%	97	3.3750	3.050000
Oregon	1	10,000,000.00	1.02%	97	3.5600	2.630000
Pennsylvania	6	57,250,162.69	5.83%	90	3.6921	2.673987
South Carolina	1	1,029,558.73	0.10%	97	3.3750	3.050000
Tennessee	12	55,423,925.71	5.64%	80	3.1064	3.397019
Texas	5	14,070,993.62	1.43%	97	3.8102	2.243953
Virginia	10	86,470,000.66	8.80%	76	2.9739	2.334073
Washington	1	93,000,000.00	9.46%	84	3.0048	2.270000
West Virginia	1	5,469,190.59	0.56%	60	2.4838	2.390000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.4990% or less	16	504,476,651.59	51.34%	83	3.0436	2.494457	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 4.2499%	25	472,319,130.00	48.07%	89	3.7411	2.356955	13 months to 24 months	40	950,109,015.09	96.69%	86	3.3941	2.371756
	4.2500% or greater	1	5,813,233.50	0.59%	97	4.3530	1.410000	25 months to 36 months	1	12,500,000.00	1.27%	95	3.2100	2.640000
	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947	37 months to 48 months	1	20,000,000.00	2.04%	83	3.1390	4.670000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	5	200,361,077.71	20.39%	55	3.1124	2.204622	Interest Only	35	887,715,770.88	90.34%	86	3.3513	2.422742
83 months to 105 months		37	782,247,937.38	79.61%	94	3.4568	2.477611	332 months or less	0	0.00	0.00%	0	0.0000	0.000000
	106 months or more	0	0.00	0.00%	0	0.0000	0.000000	333 months or more	7	94,893,244.21	9.66%	86	3.7165	2.414509
	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	42	982,609,015.09	100.00%	86	3.3866	2.421947			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	982,609,015.09	100.00%	86	3.3866	2.421947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10225378	1	IN	Various	Various	Actual/360	2.484%	203,188.64	0.00	0.00	N/A	04/09/28	--	95,000,000.00	95,000,000.00	04/09/23
3	10225379	1	OF	Seattle	WA	Actual/360	3.005%	240,637.04	0.00	0.00	04/06/30	05/06/33	--	93,000,000.00	93,000,000.00	04/06/23
4	10225380	1	IN	Hopewell Junction	NY	Actual/360	3.800%	196,333.33	0.00	0.00	N/A	05/06/31	--	60,000,000.00	60,000,000.00	04/06/23
5	10225381	1	Various Various		Various	Actual/360	3.375%	123,384.96	0.00	0.00	N/A	05/01/31	--	42,455,040.88	42,455,040.88	04/01/23
6	10225382	1	IN	Various	Various	Actual/360	3.530%	128,722.34	0.00	0.00	N/A	05/06/31	--	42,346,743.00	42,346,743.00	04/06/23
7	10225383	1	SS	Various	Various	Actual/360	3.660%	129,218.33	0.00	0.00	N/A	05/06/31	--	41,000,000.00	41,000,000.00	04/06/23
8	10225384	1	OF	Sacramento	CA	Actual/360	3.820%	128,617.28	0.00	0.00	N/A	05/06/31	--	39,100,000.00	39,100,000.00	04/06/23
9	10225385	1	OF	Falls Church	VA	Actual/360	3.623%	116,056.77	0.00	0.00	N/A	05/06/31	--	37,200,000.00	37,200,000.00	04/06/23
10	10224615	1	IN	Various	Various	Actual/360	3.772%	103,580.53	0.00	0.00	N/A	05/06/28	--	31,889,467.00	31,889,467.00	04/06/23
A-1-C3	10224322	1	OF	Burlingame	CA	Actual/360	3.017%	103,912.00	0.00	0.00	07/06/30	01/06/33	--	40,000,000.00	40,000,000.00	04/06/23
11	10225386	1	Various Various		Various	Actual/360	3.330%	84,645.30	47,237.42	0.00	N/A	05/06/28	--	29,518,848.13	29,471,610.71	04/06/23
12	10225387	1	RT	Nanuet	NY	Actual/360	3.278%	76,213.50	0.00	0.00	N/A	05/01/31	--	27,000,000.00	27,000,000.00	04/01/23
13	10225388	1	OF	New Haven	CT	Actual/360	3.330%	71,687.50	0.00	0.00	N/A	05/01/31	--	25,000,000.00	25,000,000.00	04/01/23
14	10225389	1	OF	Yonkers	NY	Actual/360	3.500%	72,484.03	0.00	0.00	N/A	05/06/31	--	24,050,000.00	24,050,000.00	04/06/23
15	10225390	1	OF	Brooklyn	NY	Actual/360	3.510%	66,495.00	0.00	0.00	N/A	05/06/26	--	22,000,000.00	22,000,000.00	04/06/23
16	10225391	1	MF	New York	NY	Actual/360	4.182%	79,225.67	0.00	0.00	N/A	05/01/26	--	22,000,000.00	22,000,000.00	04/01/23
17	10225392	1	LO	Nashville	TN	Actual/360	3.139%	54,060.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	04/06/23
18	10225393	1	OF	Palm Beach Gardens	FL	Actual/360	3.126%	48,453.00	0.00	0.00	N/A	06/01/31	--	18,000,000.00	18,000,000.00	04/01/23
19	10225394	1	MU	Carlsbad	CA	Actual/360	3.391%	46,720.44	0.00	0.00	N/A	05/01/31	--	16,000,000.00	16,000,000.00	04/01/23
20	10225395	1	OF	San Diego	CA	Actual/360	3.432%	46,620.38	0.00	0.00	N/A	06/01/31	--	15,775,000.00	15,775,000.00	04/01/23
A-2-C2	10224327	1				Actual/360	3.017%	62,347.20	0.00	0.00	07/06/30	01/06/33	--	24,000,000.00	24,000,000.00	04/06/23
21	10224698	1	IN	Various	Various	Actual/360	3.605%	47,882.42	0.00	0.00	N/A	05/06/31	--	15,424,520.00	15,424,520.00	04/06/23
22	10225396	1	RT	Miami	FL	Actual/360	3.478%	42,752.83	0.00	0.00	N/A	05/06/31	--	14,275,000.00	14,275,000.00	04/06/23
23	10225397	1	MF	Brooklyn	NY	Actual/360	3.600%	43,710.00	0.00	0.00	N/A	05/06/31	--	14,100,000.00	14,100,000.00	04/06/23
24	10225398	1	MF	Sunnyside	NY	Actual/360	3.700%	43,012.50	0.00	0.00	N/A	05/06/31	--	13,500,000.00	13,500,000.00	04/06/23
25	10225399	1	MF	Various	NY	Actual/360	3.979%	45,227.97	0.00	0.00	N/A	05/06/31	--	13,200,000.00	13,200,000.00	04/06/23
26	10225400	1	98	Kissimmee	FL	Actual/360	4.230%	48,081.00	0.00	0.00	N/A	04/06/31	--	13,200,000.00	13,200,000.00	04/06/23
27	10225401	1	OF	Brooklyn	NY	Actual/360	3.210%	34,552.08	0.00	0.00	N/A	03/06/31	--	12,500,000.00	12,500,000.00	04/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	10225402	1	OF	New York	NY	Actual/360	3.650%	37,716.67	0.00	0.00	N/A	05/06/31	--	12,000,000.00	12,000,000.00	04/06/23
29	10224474	1	RT	Philadelphia	PA	Actual/360	4.133%	41,212.90	0.00	0.00	05/06/31	07/31/33	--	11,580,000.00	11,580,000.00	04/06/23
30	10225403	1	MF	Sunnyside	NY	Actual/360	3.700%	33,454.17	0.00	0.00	N/A	05/06/31	--	10,500,000.00	10,500,000.00	04/06/23
A-3-C2	10224333	1				Actual/360	3.017%	57,151.60	0.00	0.00	07/06/30	01/06/33	--	22,000,000.00	22,000,000.00	04/06/23
31	10225404	1	IN	Bend	OR	Actual/360	3.560%	30,655.56	0.00	0.00	N/A	05/06/31	--	10,000,000.00	10,000,000.00	04/06/23
32	10225405	1	MF	Amherst	NY	Actual/360	3.909%	24,235.80	0.00	0.00	N/A	05/06/31	--	7,200,000.00	7,200,000.00	04/06/23
33	10225406	1	SS	Various	NM	Actual/360	3.800%	22,905.56	0.00	0.00	N/A	05/06/31	--	7,000,000.00	7,000,000.00	04/06/23
34	10225407	1	SS	Lake Havasu City	AZ	Actual/360	3.880%	22,041.81	0.00	0.00	N/A	05/06/31	--	6,597,150.00	6,597,150.00	04/06/23
35	10225408	1	MF	Brooklyn	NY	Actual/360	3.990%	20,615.00	0.00	0.00	N/A	05/06/31	--	6,000,000.00	6,000,000.00	04/06/23
36	10225409	1	OF	Sugar Land	TX	Actual/360	4.353%	21,820.63	8,058.68	0.00	N/A	05/06/31	--	5,821,292.18	5,813,233.50	04/06/23
37	10225410	1	IN	Lebanon	TN	Actual/360	3.570%	17,584.23	0.00	0.00	N/A	05/06/31	--	5,720,000.00	5,720,000.00	04/06/23
38	10225411	1	SS	Saint Marys	GA	Actual/360	3.900%	16,344.17	0.00	0.00	N/A	04/06/31	--	4,866,750.00	4,866,750.00	04/06/23
39	10225412	1	SS	Bethlehem	PA	Actual/360	3.870%	6,146.80	0.00	0.00	N/A	05/06/31	--	1,844,500.00	1,844,500.00	04/06/23
A-3-C4	10224335	1				Actual/360	3.017%	25,978.00	0.00	0.00	07/06/30	01/06/33	--	10,000,000.00	10,000,000.00	04/06/23
Totals								2,865,685.50	55,296.10	0.00				982,664,311.19	982,609,015.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	31,778,807.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	27,161,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	3,385,324.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	4,465,376.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,880,446.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	5,063,874.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	3,323,626.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	1,783,895.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
A-1-C3	1	29,852,880.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,729,239.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,988,450.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	4,665,983.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,515,569.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,300,225.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	1,534,899.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	1,217,505.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	31,750,058.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,398,375.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,706,387.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,604,262.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
A-2-C2	1	0.00	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,669,764.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,432,042.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,132,849.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,119,633.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	213,930.27	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	926,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	4,641,936.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	1,214,971.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	0.00	1,733,196.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
A-3-C2	1	0.00	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	757,750.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,007,282.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	462,022.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	780,805.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	738,626.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	326,138.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	263,312.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	763,177.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	694,928.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	177,672.68	0.00	--	--	--	0.00	0.00	0.00	0.00	1,218.69	0.00
A-3-C4	1	0.00	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		166,277,350.91	57,739,294.28				0.00	0.00	0.00	0.00	1,218.69	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386597%	3.368572%	86
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386602%	3.368577%	87
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386609%	3.368585%	88
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386614%	3.368590%	89
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386619%	3.368595%	90
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386625%	3.368601%	91
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386630%	3.368607%	92
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386635%	3.368613%	93
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386640%	3.368618%	94
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386643%	3.368621%	95
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386648%	3.368627%	96
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386656%	3.368635%	97
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		44,000,000	44,000,000	0		0
49 - 60 Months		95,000,000	95,000,000	0		0
> 60 Months		843,609,015	843,609,015	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	982,609,015	982,609,015	0	0	0	0
Mar-23	982,664,311	982,664,311	0	0	0	0
Feb-23	982,729,733	982,729,733	0	0	0	0
Jan-23	982,784,668	982,784,668	0	0	0	0
Dec-22	982,839,439	982,839,439	0	0	0	0
Nov-22	982,897,493	982,897,493	0	0	0	0
Oct-22	982,951,927	982,951,927	0	0	0	0
Sep-22	983,009,655	983,009,655	0	0	0	0
Aug-22	983,063,754	983,063,754	0	0	0	0
Jul-22	983,163,676	983,163,676	0	0	0	0
Jun-22	983,220,798	983,220,798	0	0	0	0
May-22	983,228,545	983,228,545	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28